UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-05715

The Gabelli Convertible and Income Securities Fund Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:    September 30

Date of reporting period:    March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Convertible and Income Securities

Fund Inc.

Semiannual Report — March 31, 2023

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Thomas H. Dinsmore, CFA	James A. Dinsmore, CFA
Chief Investment Officer	Portfolio Manager	Portfolio Manager
	BS, Wharton School,	BA, Cornell University
	University of Pennsylvania	MBA, Rutgers University
MA, Fairleigh Dickinson University

To Our Stockholders,

For the three month period ended March 31, 2023, the net asset value (NAV) total return of The Gabelli Convertible and Income Securities Fund was 3.9%, compared with a total return of 3.2% for the Bloomberg Government/Credit Bond Index. The total return for the Fund’s publicly traded shares was (4.8)%. The Fund’s NAV per share was $4.22, while the price of the publicly traded shares closed at $4.44 on the New York Stock Exchange (NYSE). See page 4 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2023.

Investment Objective (Unaudited)

The Gabelli Convertible and Income Securities Fund is a diversified, closed-end management investment company whose primary investment objective is to seek a high level of total return through a combination of current income and capital appreciation.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

Despite the continued monetary tightening by the Federal Reserve, continued inflation, and the fall of Silicon Valley Bank, the Fund’s performance has improved during the last six months and has been consistent with its convertible securities benchmarks and with U.S. Corporate and U.S. Government fixed income results.

With this general improvement, issuance of new convertibles has modestly improved. In the first quarter 2023, there were 18 new convertible securities issued with proceeds totaling $11 billion, an improvement over the first calendar quarter 2022 but still slower than most of the last decade. That said, the terms of these issues continue to stay at more attractive levels to the buyer than they were through early 2022 and in 2021, with higher yields and lower premiums. This pace of issuance implies a material improvement over the 58 issues that generated $28.4B in 2022.

As of March 31, 2023, the Bloomberg Barclays US Convertible market was $270 billion, comprised of 558 issues, with an average yield to best of 5.2%, a current yield of 2%, a premium to conversion value of 53%, an average delta (a measure of sensitivity to stock price movements) of 47%, and an average duration (a measure of interest rate sensitivity) of 2.02 years. The average credit rating is estimated as just at the edge of investment grade, or roughly BBB to BB. Cash pay bonds (including 0% coupon issues issued at par) make up 88% of the index market capitalization, mandatory structures (mostly preferred shares) 8%, and convertible perpetual preferred shares 4%. Within this market, 29% of the market is considered equity equivalent and moves closely with the underlying common stock, 33% provide a total return from both equity sensitivity and fixed income attributes, 34% are fixed income equivalent, and a small residual are considered distressed.

On March 31, 2023, Gabelli Convertible and Income Fund’s portfolio had a weighted average yield to best of 5.87%, a weighted average current yield of 2.27%, a weighted average premium to conversion value of 149%, a median premium to conversion value of 40.2%, a weighted average delta of 45%, and a duration of 2.1 years. Equity equivalent issues make up 6% of the Fund, total return makes up 50%, and fixed income equivalents make up 36%, with cash and equivalents making up the remainder.

Among our stronger performing positions for the period were: Mercado Libre Inc.2%, 8/15/28 (1.6% of total investments as of March 31, 2023), which operates Mercado Libre Marketplace, an online commerce platform in Latin America that enables businesses, merchants, and individuals to list merchandise and conduct sales and purchases online; Indie Semiconductor Inc. 4.5%, 11/15/27 (3.1%), which provides automotive semiconductors and software solutions for advanced driver assistance systems, autonomous vehicle, in-cabin, connected car, and electrification applications in the North and South America, Greater China, and the Pacific Rim, and Europe; and InterDigital Inc. 3.5%, 06/01/27 (2.3%), together with its subsidiaries, designs and develops technologies that enable and enhance wireless communications in the United States, China, South Korea, Japan, Taiwan, and Europe.

Some of the weaker holdings in the portfolio included: Cutera Inc. 2.25%, 06/01/28 (1.6%) which provides aesthetic and dermatology solutions for medical practitioners worldwide; and Dish Network Corp.0.0% 12/15/25 (1.6%) together with its subsidiaries, provides Pay-TV services in the United States. The company operates in two segments, Pay-TV and Wireless.

Thank you for your investment in The Gabelli Convertible and Income Securities Fund Inc.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through March 31, 2023 (a) (b) (Unaudited)

								Since
								Inception
	Quarter	1 Year	5 year	10 year	15 year	20 year	25 year	(7/3/89)
The Gabelli Convertible and Income Securities Fund (GCV)
NAV Total Return (c)	3.88%	(16.73)%	3.95%	5.10%	5.28%	5.66%	5.04%	6.38%
Investment Total Return (d)	(4.83)	(19.76)	4.72	6.27	6.06	5.50	5.74	6.09 (e)
Bloomberg Government/Credit Bond Index	3.17	(4.87)	1.16	1.49	2.80	3.24	N/A (f)	N/A (f)
Lipper Convertible Securities Fund Average	2.94	(9.73)	9.41	8.54	7.67	8.22	7.02	8.34 (g)

(a)	The Fund’s fiscal year ends on September 30.

(b)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Bloomberg Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The Lipper Convertible Securities Fund Average reflects the average performance of open-end funds classified in this particular category. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(c)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $10.00.

(d)	Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $11.25 on March 31, 1995.

(e)	Since inception return is from March 31, 1995 when the Fund converted to closed-end status; before this date, the Fund had no operating history on the NYSE.

(f)	The Bloomberg Government/Credit Bond Index inception date is January 29, 1999.

(g)	From June 30, 1989, the date closest to the Fund’s inception for which data is available.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of March 31, 2023:

The Gabelli Convertible and Income Securities Fund Inc.

Computer Software and Services	16.1%	Food and Beverage	2.5%
Energy and Utilities	12.7%	Consumer Services	2.4%
Health Care	10.0%	Airlines	1.7%
Business Services	8.0%	Cable and Satellite	1.6%
Semiconductors	7.8%	Computer Hardware	0.9%
Financial Services	7.8%	Automotive	0.6%
Security Software	5.4%	Retail	0.6%
Real Estate Investment Trusts	5.0%	Materials	0.1%
U.S. Government Obligations	4.6%	Aerospace	0.1%
Telecommunications	4.0%	Energy and Energy Services	0.1%
Diversified Industrial	2.8%	Automotive: Parts and Accessories	0.0%*
Communications Equipment	2.7%		100.0%
Broadcasting	2.5%
		* Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each year on Form N-PORT. Stockholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments — March 31, 2023 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 85.0%
	Airlines — 1.7%
$585,000	JetBlue Airways Corp.,
	0.500%, 04/01/26	$587,986	$451,620
1,000,000	Southwest Airlines Co.,
	1.250%, 05/01/25	1,221,481	1,139,750
		1,809,467	1,591,370

	Automotive — 0.6%
600,000	Rivian Automotive Inc.,
	4.625%, 03/15/29(a)	600,000	623,176

	Broadcasting — 2.4%
865,000	fuboTV Inc.,
	3.250%, 02/15/26	813,201	368,145
1,820,000	Liberty Media Corp.-Liberty
	Formula One,
	2.250%, 08/15/27(a)	1,761,770	1,962,498
		2,574,971	2,330,643

	Business Services — 8.0%
2,100,000	2U Inc.,
	2.250%, 05/01/25	2,025,655	1,651,650
1,000,000	BigBear.ai Holdings Inc.,
	6.000%, 12/15/26(a)	1,000,000	699,132
3,000,000	Perficient Inc.,
	0.125%, 11/15/26	2,931,113	2,398,466
1,610,000	Shift4 Payments Inc.,
	Zero Coupon, 12/15/25	1,689,797	1,889,497
1,065,000	Stride Inc.,
	1.125%, 09/01/27	946,985	1,060,511
		8,593,550	7,699,256

	Cable and Satellite — 1.6%
	DISH Network Corp.
2,000,000	Zero Coupon, 12/15/25	1,821,335	1,066,000
1,000,000	3.375%, 08/15/26	1,004,643	520,000
		2,825,978	1,586,000

	Communications Equipment — 2.7%
250,000	Infinera Corp.,
	3.750%, 08/01/28(a)	250,000	338,750
2,000,000	InterDigital Inc.,
	3.500%, 06/01/27(a)	2,042,011	2,246,000
		2,292,011	2,584,750

	Computer Hardware — 0.8%
500,000	Desktop Metal Inc.,
	6.000%, 05/15/27(a)	500,000	725,000

	Computer Software and Services — 16.1%
1,500,000	3D Systems Corp.,
	Zero Coupon, 11/15/26	1,130,905	1,129,688
Principal Amount		Cost	Market Value
$1,265,000	8x8 Inc.,
	0.500%, 02/01/24	$1,280,465	$1,143,925
1,600,000	Akamai Technologies Inc.,
	0.375%, 09/01/27	1,591,468	1,477,452
1,750,000	Bandwidth Inc.,
	0.250%, 03/01/26	1,707,497	1,366,336
1,550,000	Edgio Inc.,
	3.500%, 08/01/25	1,486,514	1,314,886
1,992,000	i3 Verticals LLC,
	1.000%, 02/15/25	1,919,830	1,847,580
	Lumentum Holdings Inc.
1,250,000	0.500%, 12/15/26	1,302,080	1,087,500
870,000	0.500%, 06/15/28	870,000	666,753
800,000	MakeMyTrip Ltd.,
	Zero Coupon, 02/15/28	813,779	767,600
1,500,000	Match Group Financeco 3 Inc.,
	2.000%, 01/15/30(a)	1,502,979	1,287,028
500,000	MercadoLibre Inc.,
	2.000%, 08/15/28	484,471	1,510,500
1,000,000	PAR Technology Corp.,
	2.875%, 04/15/26	908,643	1,069,416
1,118,000	Veritone Inc.,
	1.750%, 11/15/26	1,094,336	770,178
		16,092,967	15,438,842

	Consumer Services — 2.4%
600,000	Live Nation Entertainment Inc.,
	3.125%, 01/15/29(a)	607,724	589,800
900,000	Marriott Vacations Worldwide Corp.,
	3.250%, 12/15/27(a)	906,599	879,750
	NCL Corp. Ltd.
470,000	5.375%, 08/01/25	475,522	508,305
472,000	1.125%, 02/15/27	472,000	338,026
		2,461,845	2,315,881

	Diversified Industrial — 0.4%
613,000	Xometry Inc.,
	1.000%, 02/01/27	519,926	410,833

	Energy and Utilities — 10.2%
400,000	Alliant Energy Corp.,
	3.875%, 03/15/26(a)	400,000	415,367
1,208,000	Array Technologies Inc.,
	1.000%, 12/01/28	1,062,669	1,333,956
500,000	Nabors Industries Inc.,
	1.750%, 06/15/29(a)	539,015	435,500
1,925,000	NextEra Energy Partners LP,
	2.500%, 06/15/26(a)	1,848,181	1,719,025
1,000,000	Northern Oil and Gas Inc.,
	3.625%, 04/15/29(a)	1,043,640	1,072,494

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Energy and Utilities (Continued)
$950,000	Ormat Technologies Inc.,
	2.500%, 07/15/27(a)	$950,000	$1,066,375
700,000	PPL Capital Funding Inc.,
	2.875%, 03/15/28(a)	700,000	706,080
800,000	Stem Inc.,
	4.250%, 04/01/30(a)	800,000	793,760
1,910,000	Sunnova Energy International Inc.,
	2.625%, 02/15/28(a)	1,751,348	1,385,743
850,000	The Southern Co.,
	3.875%, 12/15/25(a)	850,000	863,797
		9,944,853	9,792,097

	Financial Services — 4.9%
1,750,000	HCI Group Inc.,
	4.750%, 06/01/42(a)	1,750,000	1,606,719
2,000,000	LendingTree Inc.,
	0.500%, 07/15/25	1,537,407	1,501,600
2,250,000	SoFi Technologies Inc.,
	Zero Coupon,
	10/15/26(a)	1,692,685	1,580,625
		4,980,092	4,688,944

	Food and Beverage — 2.2%
1,000,000	Post Holdings Inc.,
	2.500%, 08/15/27(a)	1,024,913	1,050,200
1,000,000	The Chefs’ Warehouse Inc.,
	2.375%, 12/15/28(a)	1,017,516	1,024,738
		2,042,429	2,074,938

	Health Care — 9.5%
1,195,000	Coherus Biosciences Inc.,
	1.500%, 04/15/26	976,994	843,670
400,000	Collegium Pharmaceutical Inc.,
	2.875%, 02/15/29(a)	400,000	358,799
	CONMED Corp.
880,000	2.625%, 02/01/24	883,148	1,085,480
1,125,000	2.250%, 06/15/27(a)	1,060,202	1,119,937
	Cutera Inc.
2,000,000	2.250%, 06/01/28(a)	1,866,594	1,487,694
560,000	4.000%, 06/01/29(a)	560,000	412,399
500,000	Halozyme Therapeutics Inc.,
	1.000%, 08/15/28(a)	514,397	473,750
700,000	Insulet Corp.,
	0.375%, 09/01/26	697,594	1,048,950
134,000	Integer Holdings Corp.,
	2.125%, 02/15/28(a)	135,826	146,529
750,000	Paratek Pharmaceuticals Inc.,
	4.750%, 05/01/24	736,514	554,831
Principal Amount		Cost	Market Value
$850,000	PetIQ Inc.,
	4.000%, 06/01/26	$850,000	$745,025
705,000	Sarepta Therapeutics Inc.,
	1.250%, 09/15/27(a)	706,049	847,471
		9,387,318	9,124,535

	Materials — 0.1%
233,000	Danimer Scientific Inc.,
	3.250%, 12/15/26(a)	233,000	105,522

	Real Estate Investment Trusts — 4.0%
1,000,000	Arbor Realty Trust Inc.,
	7.500%, 08/01/25(a)	1,000,000	940,000
275,000	Braemar Hotels & Resorts Inc.,
	4.500%, 06/01/26	275,000	251,833
900,000	Pebblebrook Hotel Trust,
	1.750%, 12/15/26	972,259	766,330
750,000	Redwood Trust Inc.,
	7.750%, 06/15/27(a)	750,000	652,969
1,400,000	Summit Hotel Properties Inc.,
	1.500%, 02/15/26	1,423,029	1,204,981
		4,420,288	3,816,113

	Retail — 0.4%
300,000	Freshpet Inc.,
	3.000%, 04/01/28(a)	300,000	349,425

	Security Software — 5.4%
1,440,000	Cardlytics Inc.,
	1.000%, 09/15/25	1,496,009	615,600
840,000	Nice Ltd.,
	Zero Coupon, 09/15/25	845,422	808,500
1,500,000	Okta Inc.,
	0.125%, 09/01/25	1,467,093	1,359,750
1,995,000	Verint Systems Inc.,
	0.250%, 04/15/26	2,014,020	1,774,303
585,000	Zscaler Inc.,
	0.125%, 07/01/25	590,870	619,808
		6,413,414	5,177,961

	Semiconductors — 7.8%
800,000	Impinj Inc.,
	1.125%, 05/15/27	807,371	1,139,477
2,000,000	indie Semiconductor Inc.,
	4.500%, 11/15/27(a)	2,013,536	2,933,332
600,000	ON Semiconductor Corp.,
	0.500%, 03/01/29(a)	600,485	626,765
1,000,000	Semtech Corp.,
	1.625%, 11/01/27(a)	968,075	918,000
	Wolfspeed Inc.
1,097,000	0.250%, 02/15/28	1,130,932	919,286

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Semiconductors (Continued)
$1,100,000	1.875%, 12/01/29(a)	$1,016,906	$979,550
		6,537,305	7,516,410

	Telecommunications — 3.8%
750,000	Infinera Corp.,
	2.500%, 03/01/27	726,797	918,887
1,500,000	Kaleyra Inc.,
	6.125%, 06/01/26(a)	1,504,573	1,186,504
1,700,000	Liberty Latin America Ltd.,
	2.000%, 07/15/24	1,617,325	1,573,704
		3,848,695	3,679,095

	TOTAL CONVERTIBLE CORPORATE BONDS	86,378,109	81,630,791

Shares
	MANDATORY CONVERTIBLE SECURITIES(b) — 5.7%
	Diversified Industrial — 2.0%
35,000	Chart Industries Inc., Ser. B,
	6.750%, 12/15/25	1,743,622	1,872,150

	Energy and Utilities — 2.5%
40,000	NextEra Energy Inc.,
	6.926%, 09/01/25	1,932,010	1,854,000
11,150	Spire Inc., Ser. A,
	7.500%, 03/01/24	564,500	560,343
		2,496,510	2,414,343
	Financial Services — 1.2%
1,000	2020 Cash Mandatory Exchangeable Trust, 5.250%, 06/01/23	1,123,918	1,165,250

	TOTAL MANDATORY CONVERTIBLE SECURITIES	5,364,050	5,451,743

	COMMON STOCKS — 4.7%
	Aerospace — 0.1%
400	The Boeing Co.†	57,710	84,972

	Automotive: Parts and Accessories — 0.0%
3,200	Dana Inc.	58,314	48,160

	Broadcasting — 0.1%
15,000	Grupo Televisa SAB, ADR	127,620	79,350

	Computer Hardware — 0.1%
400	International Business Machines Corp.	47,456	52,436
Shares		Cost	Market Value
	Computer Software and Services — 0.0%
2,500	Kyndryl Holdings Inc.†	$34,271	$36,900

	Diversified Industrial — 0.4%
1,200	General Electric Co.	81,592	114,720
600	ITT Inc.	43,010	51,780
3,600	Textron Inc.	240,390	254,268
		364,992	420,768
	Energy and Energy Services — 0.1%
2,000	Halliburton Co.	58,419	63,280

	Financial Services — 1.7%
1,200	American Express Co.	106,982	197,940
2,000	Bank of America Corp.	54,295	57,200
1,000	Citigroup Inc.	47,538	46,890
500	JPMorgan Chase & Co.	35,921	65,155
1,200	Julius Baer Group Ltd.	31,090	81,736
300	Morgan Stanley	12,661	26,340
6,200	State Street Corp.	280,441	469,278
13,000	The Bank of New York Mellon Corp.	379,433	590,720
300	The PNC Financial Services Group Inc.	18,541	38,130
1,500	Wells Fargo & Co.	61,798	56,070
		1,028,700	1,629,459

	Food and Beverage — 0.3%
600	Pernod Ricard SA	67,942	135,801
600	Remy Cointreau SA	73,781	109,318
		141,723	245,119

	Health Care — 0.5%
500	Johnson & Johnson	59,862	77,500
1,500	Merck & Co. Inc.	47,803	159,585
8,000	Roche Holding AG, ADR	280,733	286,880
		388,398	523,965

	Real Estate Investment Trusts — 1.0%
7,205	Crown Castle Inc.	804,766	964,317

	Retail — 0.2%
200	Costco Wholesale Corp.	8,477	99,374
1,000	TravelCenters of America Inc.†	84,360	86,500
		92,837	185,874

	Telecommunications — 0.2%
200	Swisscom AG	72,127	127,482
2,000	Verizon Communications Inc.	92,366	77,780
		164,493	205,262

	TOTAL COMMON STOCKS	3,369,699	4,539,862

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Principal Amount	Cost	Market Value
U.S. GOVERNMENT OBLIGATIONS — 4.6%
$4,410,000	U.S. Treasury Bills,
4.547% to 4.743%††,
04/13/23 to 06/29/23	$4,372,940	$4,372,876

TOTAL INVESTMENTS — 100.0%	$99,484,798	95,995,272

Other Assets and Liabilities (Net)	306,013

PREFERRED STOCK
(1,500,000 preferred shares outstanding)	(15,000,000)

NET ASSETS — COMMON STOCK
(19,282,478 common shares outstanding)	$81,301,285

NET ASSET VALUE PER COMMON SHARE
($81,301,285 ÷ 19,282,478 shares outstanding)	$4.22

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR    American Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Statement of Assets and Liabilities

March 31, 2023 (Unaudited)

Assets:
Investments, at value (cost $99,484,798)	$95,995,272
Cash	87,425
Deposit at brokers	50
Receivable for investments sold	1,004,658
Dividends and interest receivable	501,809
Deferred offering expense	95,270
Prepaid expenses	1,860
Total Assets	97,686,344
Liabilities:
Distributions payable	199,333
Payable for investments purchased	800,000
Payable for investment advisory fees	87,574
Payable for payroll expenses	33,790
Payable for accounting fees	7,750
Payable for preferred offering expenses	69,299
Series G Cumulative Preferred Shares, callable and mandatory redemption 06/26/25 (See Notes 2 and 6)	15,000,000
Other accrued expenses	187,313
Total Liabilities	16,385,059
Net Assets Attributable to Common Stockholders	$81,301,285
Net Assets Attributable to Common Stockholders Consist of:
Paid-in capital	$85,555,576
Total accumulated loss	(4,254,291)
Net Assets	$81,301,285

Net Asset Value per Common Share:
($81,301,285 ÷ 19,282,478 shares outstanding at $0.001 par value; 998,000,000 shares authorized)	$4.22

Statement of Operations

For the Period January 1, 2023 to March 31, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $4,300)	$126,940
Interest	696,624
Total Investment Income	823,564
Expenses:
Investment advisory fees	248,602
Interest expense on preferred stock	195,000
Payroll expenses	21,061
Directors’ fees	20,572
Legal and audit fees	19,563
Stockholder communications expenses	18,511
Accounting fees	11,500
Stockholder services fees	10,051
Custodian fees	8,889
Miscellaneous expenses	18,063
Total Expenses	571,812
Less:
Expenses paid indirectly by broker (See Note 5)	(1,075)
Net Expenses	570,737
Net Investment Income	252,827
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(101,964)
Net realized loss on foreign currency transactions	(9)
Net realized loss on investments and foreign currency transactions	(101,973)
Net change in unrealized appreciation/depreciation:
on investments	2,833,829
on foreign currency translations	229
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,834,058
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	2,732,085
Net Increase in Net Assets Attributable to Common Stockholders Resulting from Operations	$2,984,912

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Statement of Changes in Net Assets Attributable to Common Stockholders

	For the Period January 1, 2023 to March 31, 2023 (Unaudited)		Year Ended December 31, 2022

Operations:
Net investment income/(loss)	$252,827		$(816,874)
Net realized gain/(loss) on investments and foreign currency transactions	(101,973)		9,179,197
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,834,058		(39,940,596)

Net Increase/(Decrease) in Net Assets Attributable to Common Stockholders Resulting from Operations	2,984,912		(31,578,273)

Distributions to Common Stockholders:
Accumulated earnings	(268,702	)*	(9,050,906)
Return of capital	(2,034,460	)*	(74,231)

Total Distributions to Common Stockholders	(2,303,162)		(9,125,137)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	372,257		1,527,428
Offering costs for preferred shares charged to paid-in capital	—		(85,000)
Net Increase in Net Assets from Fund Share Transactions	372,257		1,442,428

Net Increase/(Decrease) in Net Assets Attributable to Common Stockholders	1,054,007		(39,260,982)

Net Assets Attributable to Common Stockholders:
Beginning of year	80,247,278		119,508,260
End of period	$81,301,285		$80,247,278

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Statement of Cash Flows

For the Period January 1, 2023 to March 31, 2023 (Unaudited)

Net increase in net assets attributable to common stockholders resulting from operations	$2,984,912

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchase of long term investment securities	(14,655,468)
Proceeds from sales of long term investment securities	6,001,982
Net sales of short term investment securities	12,262,237
Net realized loss on investments	101,964
Net change in unrealized appreciation on investments	(2,833,829)
Net amortization of discount	(260,084)
Increase in receivable for investments sold	(427,262)
Increase in dividends and interest receivable	(141,870)
Increase in prepaid expenses	(165)
Decrease in payable for investments purchased	(1,248,725)
Increase in payable for investment advisory fees	16,537
Increase in payable for payroll expenses	3,420
Decrease in payable for accounting fees	(3,500)
Decrease in payable for preferred offering expenses	(15,701)
Increase in other accrued expenses	32,833
Net cash provided by operating activities	1,817,281

Net decrease in net assets resulting from financing activities:
Distributions to common stockholders	(2,108,162)
Net increase in net assets from common shares issued upon reinvestment of distributions	372,257
Net cash used in financing activities	(1,735,905)
Net increase in cash	81,376
Cash:
Beginning of year	6,099
End of period	$87,475

Supplemental disclosure of cash flow information and non-cash activities:
Interest paid on preferred stock	$195,000
Increase in net assets from common shares issued upon reinvestment of distributions	372,257
Value of shares received as part of mergers of certain Fund investments	2,518,594

The following table provides a reconciliation of cash, cash held at broker within the Statement of Assets and Liabilities that sum to the total of the same amount above at March 31, 2023:

Cash	$87,425
Cash held at broker	50
$87,475

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Financial Highlights

Selected data for a common share outstanding throughout each period:

	For the Period January 1, 2023 to March		Year Ended December 31,
	31, 2023
	(Unaudited)		2022		2021	2020	2019	2018
Operating Performance:
Net asset value, beginning of year	$4.18		$6.32		$6.76	$5.68	$4.83	$5.57
Net investment income/(loss)	0.01		(0.04)		(0.06)	(0.01)	0.06	0.09
Net realized and unrealized gain/(loss) on investments, securities sold short, swap contracts, and foreign currency transactions	0.15		(1.63)		0.18	1.57	1.34	(0.22)
Total from investment operations	0.16		(1.67)		0.12	1.56	1.40	(0.13)
Distributions to Preferred Stockholders: (a)
Net investment income	—		—		—	—	(0.01)	(0.02)
Net realized gain	—		—		—	—	(0.06)	(0.07)
Total distributions to preferred
stockholders	—		—		—	—	(0.07)	(0.09)
Net Increase/(Decrease) in Net Assets Attributable to Common Stockholders Resulting from Operations	0.16		(1.67)		0.12	1.56	1.33	(0.22)
Distributions to Common Stockholders:
Net investment income	(0.01	)*	(0.09)		—	(0.02)	(0.08)	(0.10)
Net realized gain	(0.00	)*(b)	(0.39)		(0.56)	(0.46)	(0.37)	(0.38)
Return of capital	(0.11	)*	(0.00	)(b)	—	—	(0.03)	—
Total distributions to common stockholders	(0.12)		(0.48)		(0.56)	(0.48)	(0.48)	(0.48)
Fund Share Transactions:
Decrease in net asset value from common share transactions	—		—		—	—	—	(0.02)
Increase in net asset value from common shares issued upon reinvestment of distributions	0.00	(b)	0.01		0.00 (b)	—	—	0.00 (b)
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	—		(0.00	)(b)	—	—	0.00 (b)	(0.02)
Total Fund share transactions	0.00	(b)	0.01		0.00 (b)	—	0.00 (b)	(0.04)
Net Asset Value Attributable to Common Stockholders, End of Period	$4.22		$4.18		$6.32	$6.76	$5.68	$4.83
NAV total return †	3.88%		(26.75)%		1.72%	30.17%	28.40%	(5.08)%
Market value, end of period	$4.44		$4.80		$6.88	$6.25	$5.85	$4.39
Investment total return ††	(4.83)%		(23.48)%		20.11%	16.97%	45.68%	(14.12)%
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$96,301		$95,247		$153,268	$160,904	$141,847	$114,684
Net assets attributable to common shares, end of period (in 000’s)	$81,301		$80,247		$119,508	$127,144	$106,847	$90,545

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Financial Highlights (Continued)

Selected data for a common share outstanding throughout each period:

	For the Period January 1, 2023 to March		Year Ended December 31,
	31, 2023
	(Unaudited)		2022		2021		2020		2019		2018
Ratio of net investment income/(loss) to average net assets attributable to common shares before preferred share distributions	1.22	%(c)	(0.87)%		(0.94)%		(0.14)%		1.17%		1.37%
Ratio of operating expenses to average net assets attributable to common shares before fees waived/fee reduction (d)(e)	2.77	%(c)(f)	3.23	%(f)	2.87	%(g)	3.13	%(g)	2.06	%(g)	1.89%
Ratio of operating expenses to average net assets attributable to common shares net of fees waived/fee reduction, if any (e)(h)	2.77	%(c)(f)	3.23	%(f)	2.87	%(g)	3.13	%(g)	2.06	%(g)	1.60%
Portfolio turnover rate	7%		49%		35%		44%		45%		42%
Cumulative Preferred Stock:
6.000% Series B Preferred
Liquidation value, end of period (in 000’s)	—		—		—		—		—		$24,139
Total shares outstanding (in 000’s)	—		—		—		—		—		966
Liquidation preference per share	—		—		—		—		—		$25.00
Average market value (i)	—		—		—		—		—		$25.91
Asset coverage per share	—		—		—		—		—		$118.78
4.000% Series E Preferred
Liquidation value, end of period (in 000’s)	—		—		$33,760		$33,760		$35,000		—
Total shares outstanding (in 000’s)	—		—		338		338		350		—
Liquidation preference per share	—		—		$100.00		$100.00		$100.00		—
Average market value (i)(j)	—		—		$100.00		$100.00		$100.00		—
Asset coverage per share	—		—		$453.99		$476.61		$405.28		—
5.200% Series G Preferred
Liquidation value, end of period (in 000’s)	$15,000		$15,000		—		—		—		—
Total shares outstanding (in 000’s)	1,500		1,500		—		—		—		—
Liquidation preference per share	$10.00		$10.00		—		—		—		—
Average market value (i)(k)	$10.00		$10.00		—		—		—		—
Asset coverage per share	$64.20		$63.50		—		—		—		—
Asset Coverage	642%		635%		454%		477%		405%		475%

†	Based on net asset value per share, adjusted for the rights offering and for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for the rights offering and for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.

(b)	Amount represents less than $0.005 per share.

(c)	Annualized.

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Financial Highlights (Continued)

(d)	Ratio of operating expenses to average net assets including liquidation value of preferred shares before fee waived for the period January 1, 2023 to March 31, 2023 and years ended December 31, 2022, 2021, 2020, 2019, and 2018 would have been 2.35%, 2.43%, 2.27%, 2.37%, 1.61%, and 1.47%, respectively.

(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented there was no impact on the expense ratios.

(f)	The Fund incurred interest expense on the Series G Preferred Shares issued December 29, 2022. (see Footnotes 2 and 6).

(g)	The Fund incurred interest expense on the Series E Preferred Shares issued October 16, 2019. (see Footnotes 2 and 6).

(h)	Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction for the period January 1, 2023 to March 31, 2023 and years ended December 31, 2022, 2021, 2020, 2019, and 2018 would have been 2.35%, 2.43%, 2.27%, 2.37%, 1.61%, and 1.24%, respectively.

(i)	Based on weekly prices.

(j)	The Series E Preferred was a private placement and was not listed on an exchange. The average market price shown was the $100 liquidation preference of the Series E Preferred.

(k)	The Series G Preferred is a private placement and is not listed on an exchange, nor does the Fund expect a secondary market to develop. The average market price shown is the $10 liquidation preference of the Series G Preferred.

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Convertible and Income Securities Fund was incorporated on December 19, 1988 in Maryland. The Fund is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective is to seek a high level of total return through a combination of current income and capital appreciation by investing in convertible securities. The Fund commenced investment operations on July 3, 1989. At a special meeting of stockholders held on February 17, 1995, the Board of Directors (the Board) voted to approve the conversion of the Fund to closed-end status, effective March 31, 1995. On February 15, 2023, the Board approved a change on the fiscal year end of the Fund from December 31 to September 30, effective as of September 30, 2023. This report reflects the activity of the Fund for the three months ended March 31, 2023.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●   Level 1 — quoted prices in active markets for identical securities;

●   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●   Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 03/31/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$81,630,791	$81,630,791
Mandatory Convertible Securities (a)	$3,726,150	1,725,593	5,451,743
Common Stocks (a)	4,539,862	—	4,539,862
U.S. Government Obligations	—	4,372,876	4,372,876
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$8,266,012	$87,729,260	$95,995,272

(a)       Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no level 3 investments at March 31, 2023 and December 31, 2022.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Series G Cumulative Preferred Stock. For financial reporting purposes only, the liquidation value of preferred stock that has a mandatory call date is classified as a liability within the Statement of Assets and Liabilities and the dividends paid on this preferred stock are included as a component of “Interest expense on preferred stock” within the Statement of Operations. Offering costs are amortized over the life of the preferred stock.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2023, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Stockholders. Distributions to common stockholders are recorded on the ex-dividend date. Distributions to stockholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to stockholders of the Fund’s 5.200% Series G Cumulative Preferred Stock (Series G Preferred) are recorded on a daily basis and are determined as described in Note 6.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2022 was as follows:

Common
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$898,661
Net long term capital gains	8,152,245
Return of capital	74,231
Total distributions paid	$9,125,137

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized depreciation at March 31, 2023:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$99,520,281	$6,492,531	$(10,017,540)	$(3,525,009)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-thannot threshold. During the period ended March 31, 2023, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 1.00% of the value of its average daily net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

4.  Portfolio Securities. Purchases and sales of securities during the period ended March 31, 2023, other than short term securities and U.S. Government obligations, aggregated $14,655,468 and $6,001,982, respectively. Purchases and sales of U.S. Government Obligations for the period ended March 31, 2023 aggregated $4,359,276 and $16,621,513, respectively.

5. Transactions with Affiliates and Other Arrangements. During the period ended March 31, 2023, the Fund paid $102 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

During the period ended March 31, 2023, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,075.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the period ended March 31, 2023, the Fund accrued $11,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the period ended March 31, 2023, the Fund accrued $21,061 in payroll expenses in the Statement of Operations.

The Fund pays each Independent Director and certain Interested Directors retainers and per meeting fees, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6.  Capital. The charter permits the Fund to issue 998,000,000 shares of common stock (par value $0.001). The Board has authorized the repurchase of up to 500,000 common shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the period ended March 31, 2023 and the year ended December 31, 2022, the Fund did not repurchase any shares of its common stock in the open market.

For the period ended March 31, 2023 and the year December 31, 2022, transactions in common stock were as follows:

	Period Ended March 31, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount

Net increase in net assets from common shares issued upon reinvestment of distributions	89,463	$372,257	294,735	$1,527,428

As of March 31, 2023, the Fund had an effective shelf registration, which expires on August 16, 2024, authorizing the issuance of $125 million in common or preferred shares.

The Fund’s Articles of Incorporation authorize the issuance of up to 1,995,000 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common stockholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Fund’s Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series G Preferred at a redemption price of $10 per share plus an amount equal to the

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common stockholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common stockholders.

On December 29, 2022, the Fund issued 1,500,000 shares of Series G 5.20% Cumulative Preferred Stock, receiving $14,915,000 after the deduction of estimated offering expenses of $85,000. The Series G has a liquidation value of $10 per share and an annual dividend rate of 5.20%. The Series G Preferred is subject to mandatory redemption by the Fund on June 26, 2025. At March 31, 2023, 1,500,000 shares of Series G Preferred were outstanding and accrued dividends amounted to $199,333.

The Series G Preferred Shares are not subject to optional redemption unless such redemption is necessary, in the judgment of the Board, to maintain the Fund’s status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will also redeem all or any part of the outstanding Series G Preferred Shares that holders have properly tendered for redemption during the 60-day period prior to each of December 26, 2023 and December 26, 2024 at the liquidation preference, plus any accumulated and unpaid dividends.

On October 16, 2019, the Fund issued 350,000 shares of Series E Preferred 4.00% Cumulative Preferred Stock, receiving $34,876,680 after the deduction of offering expenses of $123,320. The Series E had a liquidation value of $100 per share and an annual dividend rate of 4.00%.

On December 1, 2022, 337,600 shares of Series E were put back to the Fund at their liquidation preference of $100 per share plus accrued and unpaid dividends.

The holders of Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Stock voting together as a single class also have the right currently to elect two Directors and, under certain circumstances, are entitled to elect a majority of the Board. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

7. Significant Shareholder. As of March 31, 2023, approximately 11% of Common Shares and 15.3% of the combined Common and Preferred shares were beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

8. Convertible Securities Concentration. The Fund will invest at least 80% of its net assets, under normal market conditions, in a combination of convertible securities and income producing securities (the 80% Policy). The Fund expects to continue its practice of focusing on convertible securities to the extent attractive opportunities are available. The 80% Policy may be changed without stockholder approval. However, the Fund

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

has adopted a policy to provide stockholders with notice at least 60 days prior to the implementation of any change in the 80% Policy.

9.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Stockholder Meeting – May 22, 2023 – Final Results

The Fund’s Annual Meeting of Stockholders was held on May 22, 2023. At that meeting, common and preferred stockholders, voting together as a single class, re-elected Vincent D. Enright, Anthonie C. van Ekris, and Salvatore J. Zizza as Directors of the Fund, with 11,821,025 votes, 11,827,861 votes, and 11,818,595 votes cast in favor of these Directors, and 2,291,937 votes, 2,285,101 votes, and 2,294,367 votes withheld for these Directors, respectively.

In addition, preferred stockholders, voting as a separate class, re-elected Anthony S. Colavita as a Director of the Fund, with 1,000,000 votes cast in favor of this Director and no votes withheld for this Director.

John Birch, E. Val Cerutti, Thomas A. Dinsmore, Leslie F. Foley, Daniel D. Harding, Michael J. Melarkey, Agnes Mullady, Kuni Nakamura, and Werner J. Roeder continue to serve in their capacities as Directors of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI CONVERTIBLE & INCOME SECURITIES FUND INC.

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Convertible & Income Securities Fund Inc. is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

● Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

● Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

James A. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dinsmore received a BA in Economics from Cornell University and an MBA degree from Rutgers University.

Thomas H. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Previously Mr. Dinsmore was Chairman and CEO of Dinsmore Capital Management; CEO and Portfolio Manager of Bancroft Fund Ltd; and CEO, Portfolio Manager, and co-founder of Ellsworth Growth and Income Fund Ltd. He received a BS in Economics from the Wharton School of Business and an MA degree in Economics from Fairleigh Dickinson University.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Convertible Securities Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed-End Funds section under the heading “Convertible Securities Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGCVX”.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

DIRECTORS

John Birch
Partner,
The Cardinal Partners Global

E. Val Cerutti
Chief Executive Officer,
Curutti Consultants, Inc.

Anthony S. Colavita
President,
Anthony S. Colavita, P.C.

Thomas H. Dinsmore, CFA
Portfolio Manager,
Gabelli Funds, LLC

Vincent D. Enright
Former Senior Vice President
And Chief Financial Officer,
KeySpan Corp.

Leslie F. Foley
Attorney

Daniel D. Harding
Managing General Director,
Global Equity Income Fund

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Kuni Nakamura
President,
Advanced Polymer, Inc.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International Inc.

Salvatore J. Zizza
Chairman,
Zizza and Associates Corp.

OFFICERS

John C. Ball
President & Treasurer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Laurissa M. Martire
Vice President & Ombudsman

Bethany A. Uhlein
Vice President & Ombudsman

INVESTMENT ADVISER

CUSTODIAN

State Street Bank and Trust Company

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GCV Q1/2023

GABELLI
FUNDS

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND, INC.

GCV

Semiannual Report
March 31, 2023

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2023 through 01/31/2023	Common – N/A Preferred Series G – N/A	Common – N/A Preferred Series G – N/A	Common – N/A Preferred Series G – N/A	Common – 19,193,015 Preferred Series G – 1,500,000
Month #2 02/01/2023 through 02/28/2023	Common – N/A Preferred Series G – N/A	Common – N/A Preferred Series G – N/A	Common – N/A Preferred Series G – N/A	Common – 19,193,015 Preferred Series G – 1,500,000
Month #3 03/01/2023 through 03/31/2023	Common – N/A Preferred Series G – N/A	Common – N/A Preferred Series G – N/A	Common – N/A Preferred Series G – N/A	Common – 19,282,478 Preferred Series G – 1,500,000
Total	Common – N/A Preferred Series G – N/A	Common – N/A Preferred Series G – N/A	Common – N/A Preferred Series G – N/A	N/A

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s reports to shareholders in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased at a discount to the liquidation value.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Convertible and Income Securities Fund Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 2, 2023

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 2, 2023

* Print the name and title of each signing officer under his or her signature.